Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of income tax benefit
	For the six months ended June 30, 2020	For the six months ended June 30, 2021
	RMB	RMB
	(unaudited)	(unaudited)
Current tax expense	1,527	1,524
Deferred tax benefit	(442)	(442)
Total	1,085	1,082

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current tax expense	2,134	5,756	3,748
Deferred tax benefit	(47)	(884)	(884)
Total	2,087	4,872	2,864

Schedule of deferred tax assets and deferred tax liability
	As of December 31, 2020	As of June 30, 2021
	RMB	RMB
		(unaudited)
Deferred tax assets:
Allowance for doubtful accounts	5,084	7,282
Impairment loss on long-lived assets	27,289	26,654
Impairment loss on long-term investments	16,371	18,045
Accrued Liabilities	10,418	7,054
Deductible temporary difference related to advertising expenses	4,561	4,561
Deferred subsidy income	821	761
Net operating loss carrying forwards	291,750	294,071
Total deferred tax assets	356,294	358,428
Less: valuation allowance	(356,294)	(358,428)
Deferred tax assets, net	—	—

	As of December 31,
	2019	2020
	RMB	RMB
Deferred tax assets:
Allowance for doubtful accounts	2,126	5,084
Impairment loss on long-lived assets	32,263	27,289
Impairment loss on long-term investments	8,953	16,371
Accrued Liabilities	—	10,418
Deductible temporary difference related to advertising expenses	3,773	4,561
Deferred subsidy income	1,044	821
Net operating loss carrying forwards	231,357	291,750
Total deferred tax assets	279,516	356,294
Less: valuation allowance	(279,516)	(356,294)
Deferred tax assets, net	—	—

Summary of Valuation Allowance [Table Text Block]
RMB
Net change of valuation allowance of Deferred tax assets
Balance at December 31, 2019	279,516
Additions-change to tax expense	96,599
NOL Reductions/expirations	(19,821)
Balance at December 31, 2020	356,294
Additions-change to tax expense	22,533
NOL Reductions/expirations	(20,399)
Balance at June 30, 2021	358,428

RMB
Net change of valuation allowance of Deferred tax assets
Balance at December 31, 2017	81,635
Additions-change to tax expense	77,553
Additions- Acquisition	1,064
Balance at December 31, 2018	160,252
Additions-change to tax expense	119,264
Balance at December 31, 2019	279,516
Additions-change to tax expense	96,599
NOL Reductions/expirations	(19,821)
Balance at December 31, 2020	356,294

Summary of Deferred Tax Liability Not Recognized [Table Text Block]
	As of December 31, 2020	As of June 30, 2021
	RMB	RMB
		(unaudited)
Deferred tax liabilities:
Acquired intangible assets	1,543	1,101

	As of December 31,
	2019	2020
	RMB	RMB
Deferred tax liabilities:
Acquired intangible assets	2,427	1,543

Schedule of effective tax rate and the statutory income tax rate
	For the six months ended June 30, 2020	For the six months ended June 30, 2021
	RMB	RMB
	(unaudited)	(unaudited)
Loss before provision for income taxes and loss from equity method investments	(188,539)	(282,628)
Income tax expense computed at an applicable tax rate of 25%	(47,135)	(70,657)
Effect of non-deductible expenses	275	39,572
Effect of preferential tax rate	14,818	(850)
Effect of income tax rate difference in other jurisdictions	1,113	10,484
Change in valuation allowance	32,014	22,533
	1,085	1,082

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Loss before provision for income taxes and loss from equity method investments	(442,120)	(800,253)	(504,441)
Income tax expense computed at an applicable tax rate of 25%	(110,530)	(200,063)	(126,110)
Effect of non-deductible items	5,736	1,075	9,213
Effect of preferential tax rate	16,421	43,826	16,042
Effect of income tax rate difference in other jurisdictions	3,663	40,770	9,243
Effect of change in tax rate	9,244	—	(2,123)
Change in valuation allowance	77,553	119,264	96,599
Total	2,087	4,872	2,864

Schedule of increase in income tax expenses and net loss per share amounts
	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Increase in income tax expenses	1,208	5,299	1,764
Net loss per share-basic and diluted	(9.94)	(15.91)	(7.53)